Share Capital and Dividends - Summary of Issued Share Capital (Details) $ in Thousands							12 Months Ended		24 Months Ended
	Feb. 01, 2022 shares	Feb. 01, 2021 shares	Dec. 13, 2020 CAD ($)	Feb. 01, 2020 shares	Dec. 13, 2019 shares	Oct. 01, 2019 CAD ($) shares	Mar. 31, 2021 CAD ($) shares	Mar. 31, 2020 CAD ($) shares	Dec. 13, 2022 CAD ($)	Dec. 13, 2022 USD ($)	Dec. 31, 2020 CAD ($)	Sep. 30, 2020 CAD ($)	Jun. 30, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Sep. 30, 2019 CAD ($)
Disclosure of classes of share capital [line items]
Balance (in shares) | shares							58,073,517	55,665,476
Balance (in shares) | shares							58,695,438	58,073,517
Share-based compensation on shares vested during the year, issued on business acquisitions							$ 4,051,000	$ 1,868,000
Exercise of stock options							300,000	165,000
Share capital							197,537,000	195,335,000
DSU
Disclosure of classes of share capital [line items]
Fair value of other equity instruments granted (in CAD per share)							3.22	2.63			$ 2.78	$ 2.89	$ 2.10	$ 3.66	$ 3.97
Share Capital
Disclosure of classes of share capital [line items]
Share-based compensation on shares vested during the year, issued on business acquisitions							1,686,000	$ 407,000
Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares								473,646
Business acquisition								$ 1,800,000
Equity interest issued or issuable						$ (3,600,000)
Matricis Informatique Inc. | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition								$ 1,800,000
Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares								1,274,510
Business acquisition								$ 3,870,000
Reduction in retained earnings							(72,237)
Contributed surplus							$ (1,203,938)
Alithya Travercent LLC | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition								$ 3,870,000
Askida Inc.
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares								600,384
Business acquisition								$ 2,173,000
Askida Inc. | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition								$ 2,173,000
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Settlement of DSU (in shares) | shares							7,718	5,514
Exercise of stock options							$ 300,000	$ 165,000
Settlement of deferred share units							$ 32,085	23,000
Exercise of stock options								165,000
Issuance of Class shares								$ 201,000
Subordinate Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares) | shares							50,904,533	48,496,492
Exercise of stock options (in shares) | shares							3,500	53,987
Settlement of DSU (in shares) | shares							7,718	5,514
Balance (in shares) | shares							51,373,822	50,904,533
Beginning balance							$ 191,820,000	$ 183,346,000
Share-based compensation on shares vested during the year, issued on business acquisitions							1,686,000	407,000
Exercise of stock options							14,000	201,000
Settlement of deferred share units							32,000	23,000
Ending balance							$ 193,552,000	$ 191,820,000
Share-based compensation on shares vested during the period, issued on business acquisitions (in shares) | shares							458,071
Subordinate Voting Shares | Matricis Informatique Inc.
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares						473,646	157,882	473,646
Business acquisition							$ 600,000	$ 1,800,000
Subordinate Voting Shares | Matricis Informatique Inc. | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares								473,646
Business acquisition								$ 1,800,000
Subordinate Voting Shares | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares					1,274,510			1,274,510
Business acquisition								$ 3,870,000
Equity interest issued or issuable			$ (1,276,175)						$ (1,290,142)	$ (975)
Subordinate Voting Shares | Alithya Travercent LLC | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares								1,274,510
Business acquisition								$ 3,870,000
Subordinate Voting Shares | Askida Inc.
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares	300,192	300,189		600,384			300,189	600,384
Business acquisition							$ 1,086,250	$ 2,172,500
Subordinate Voting Shares | Askida Inc. | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition (in shares) | shares								600,384
Business acquisition								$ 2,173,000
Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares) | shares							7,168,984	7,168,984
Exercise of stock options (in shares) | shares							152,632
Balance (in shares) | shares							7,321,616	7,168,984
Beginning balance							$ 3,515,000	$ 3,515,000
Exercise of stock options							470,000
Ending balance							$ 3,985,000	$ 3,515,000